Related parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related parties	Related parties
The parties related to the Group are deemed to include, in addition to its associates and joint ventures, the Bank's key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.
Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's senior management, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognized.

EUR million
	2024
	Associates and joint ventures	Members of the board of directors	Senior Management	Other related parties
Assets	10,783	—	14	226
Cash, cash balances at central banks and other deposits on demand	163	—	—	—
Loans and advances: credit institutions	407	—	—	—
Loans and advances: customers	9,750	—	14	221
Debt securities	229	—	—	5
Others	234	—	—	—

Liabilities	3,243	9	7	292
Financial liabilities: credit institutions	228	—	—	—
Financial liabilities: customers	2,810	9	7	292
Marketable debt securities	—	—	—	—
Others	205	—	—	—

Income statement	1,776	—	—	4
Interest income	508	—	—	9
Interest expense	(153)	—	—	(5)
Gains/losses on financial assets and liabilities and others	(11)	—	—	—
Commission income	1,535	—	—	1
Commission expense	(103)	—	—	(1)

Other	4,712	4	3	216
Financial guarantees granted and Others	18	3	2	64
Loan commitments and Other commitments granted	317	1	1	20
Derivative financial instruments	4,377	—	—	132

EUR million
	2023
	Associates and joint ventures	Members of the board of directors	Senior Management	Other related parties
Assets	10,497	—	12	186
Cash, cash balances at central banks and other deposits on demand	154	—	—	—
Loans and advances: credit institutions	405	—	—	—
Loans and advances: customers	9,275	—	12	185
Debt securities	391	—	—	1
Others	272	—	—	—

Liabilities	2,480	14	5	150
Financial liabilities: credit institutions	463	—	—	—
Financial liabilities: customers	1,727	14	5	150
Marketable debt securities	—	—	—	—
Others	290	—	—	—

Income statement	1,698	—	—	11
Interest income	427	—	—	9
Interest expense	(149)	—	—	(1)
Gains/losses on financial assets and liabilities and others	43	—	—	—
Commission income	1,499	—	—	3
Commission expense	(122)	—	—	—

Other	4,189	3	2	1,094
Financial guarantees granted and Others	10	2	1	861
Loan commitments and Other commitments granted	274	1	1	9
Derivative financial instruments	3,905	—	—	224

EUR million
	2022
	Associates and joint ventures	Members of the board of directors	Senior Management	Other related parties
Assets	10,257	—	13	455
Cash, cash balances at central banks and other deposits on demand	227	—	—	—
Loans and advances: credit institutions	489	—	—	—
Loans and advances: customers	8,822	—	13	455
Debt securities	463	—	—	—
Others	256	—	—	—

Liabilities	3,611	11	11	109
Financial liabilities: credit institutions	938	—	—	—
Financial liabilities: customers	2,301	11	11	109
Marketable debt securities	—	—	—	—
Others	372	—	—	—

Income statement	1,357	—	—	2
Interest income	189	—	—	1
Interest expense	(60)	—	—	—
Gains/losses on financial assets and liabilities and others	(225)	—	—	—
Commission income	1,541	—	—	1
Commission expense	(88)	—	—	—

Other	3,535	2	2	79
Financial guarantees granted and Others	11	1	1	23
Loan commitments and Other commitments granted	201	1	1	13
Derivative financial instruments	3,323	—	—	43
The remaining required information is detailed in notes 5 and 46.c.